Significant Accounting Policies - Basic and Diluted Earnings Per Common Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012
Numerator:
Net (loss) income	$ (5,801)	$ 1,513	$ 219
Denominator:
Weighted-average common shares outstanding	16,617	13,538	11,392
(Loss) income per common share	$ (0.35)	$ 0.11	$ 0.02
Numerator:
Net (loss) income	$ (5,801)	$ 1,513	$ 219
Denominator:
Weighted-average common shares outstanding	16,617	13,538	11,392
Dilutive effect of stock options, warrants and stock appreciation rights (SARs)		6	46
Weighted-average common shares outstanding - diluted	16,617	13,544	11,438
Diluted (loss) income per common share	$ (0.35)	$ 0.11	$ 0.02